Leases - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2018
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 287,870	$ 0	$ 308,300
Operating Lease, Liability, Current	37,744	0
Operating Lease, Liability, Noncurrent	253,367
Operating Lease, Liability	291,111		$ 313,300
Finance Lease, Right-of-Use Asset	4,792	0
Finance Lease, Liability, Current	1,931	$ 0
Finance Lease, Liability, Noncurrent	2,525
Finance Lease, Liability	$ 4,456